UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21682

BB&T Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor, Raleigh, NC		27601-0575
(Address of principal executive offices)		(Zip code)

Keith F. Karlawish, President BB&T Variable Insurance Funds 434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

BB&T Large Cap VIF

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (97.6%)
Consumer Discretionary (16.0%)
eBay, Inc. (a) (b)	80,059	$2,653,956
Home Depot, Inc. (The) (b)	80,793	2,968,335
Target Corp. (b)	50,877	3,014,971
Tiffany & Co.	102,642	4,668,157
Walt Disney Co. (The) (b)	90,264	3,107,790
		16,413,209

Consumer Staples (6.0%)
Altria Group, Inc.	19,249	1,690,255
Procter & Gamble Co.	49,800	3,145,367
Sara Lee Corp.	78,878	1,334,616
		6,170,238

Energy (10.6%)
Anadarko Petroleum Corp.	30,413	1,307,151
ChevronTexaco Corp.	45,747	3,383,448
ConocoPhillips	36,858	2,519,244
Duke Energy Corp. (b)	33,627	682,292
Exxon Mobil Corp. (b)	40,277	3,038,900
		10,931,035

Financials (18.2%)
American International Group, Inc.	25,284	1,699,590
Bank of New York Co., Inc. (The)	34,721	1,407,937
CitiGroup, Inc.	56,347	2,892,855
JPMorgan Chase & Co.	70,519	3,411,709
Merrill Lynch & Co., Inc. (b)	26,378	2,154,291
Northern Trust Corp.	35,798	2,152,892
Travelers Companies, Inc. (The)	41,457	2,146,229
Washington Mutual, Inc. (b)	44,158	1,783,100
Wells Fargo & Co.	30,225	1,040,647
		18,689,250

Health Care (18.4%)
Amgen, Inc. (a)	50,337	2,812,832
Eli Lilly & Co.	50,329	2,703,171
Johnson & Johnson	77,721	4,683,467
Medtronic, Inc.	63,202	3,100,690
Merck & Co., Inc.	70,519	3,114,824
Pfizer, Inc.	100,607	2,541,333
		18,956,317

Industrials (4.0%)
General Electric Co.	87,710	3,101,426
Pitney Bowes, Inc.	23,267	1,056,089
		4,157,515

Information Technology (13.4%)
Cisco Systems, Inc. (a)	145,329	3,710,249
Dell, Inc. (a)	117,241	2,721,164
Intel Corp.	195,487	3,739,666
Microsoft Corp.	33,746	940,501
QUALCOMM, Inc.	63,475	2,707,844
		13,819,424

Materials (5.5%)

Air Products & Chemicals, Inc.	18,019	1,331,424
Alcoa, Inc.	34,994	1,186,297
USG Corp. (a) (b)	66,316	3,095,630
		5,613,351

Telecommunication Services (3.7%)
Time Warner, Inc. (b)	78,331	1,544,687
Verizon Communications, Inc.	59,287	2,248,163
		3,792,850

Utilities (1.8%)
NiSource, Inc.	74,724	1,826,255
Total Common Stocks (Cost $84,167,530)		100,369,444

Repurchase Agreement (1.7%)
U.S. Bank, N.A 5.05%, dated 3/30/07,	$1,741,182	1,741,182
maturing 4/2/07, with a maturity value of $1,741,915
(Collateralized fully by U.S. Government Agencies)
Total Repurchase Agreement (Cost $1,741,182)		1,741,182

Securities Held as Collateral for Securities on Loan (18.1%)
Pool of Various Securities for BB&T	18,602,713	18,602,713
VIF - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $18,602,713)		18,602,713

Total Investments (Cost $104,511,425) - (117.4%)		$120,713,339

Percentages indicated are based on net assets of $102,824,398.

See footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value

Common Stocks (99.0%)
Consumer Discretionary (19.1%)
Chipotle Mexican Grill, Inc., Class A (a) (b)	6,575	$408,308
Coach, Inc. (a) (b)	8,100	405,405
Crocs, Inc. (a) (b)	9,375	442,969
EchoStar Communications Corp., Class A (a)	9,550	414,757
Focus Media Holding, Ltd., ADR (a) (b)	4,900	384,454
GameStop Corp., Class A (a)	20,850	679,084
Guess?, Inc.	16,050	649,864
Harman International Industries, Inc. (b)	2,525	242,602
Hilton Hotels Corp. (b)	14,875	534,904
J. Crew Group, Inc. (a) (b)	10,150	407,726
Phillips-Van Heusen Corp. (b)	7,900	464,520
		5,034,593

Consumer Staples (2.9%)
Fomento Economico Mexicano, SP, ADR	3,500	386,365
Hansen Natural Corp. (a)	9,700	367,436
		753,801

Energy (7.5%)
Acergy SA, ADR (a)	23,075	491,267
Cameron International Corp. (a) (b)	8,950	561,970
Core Laboratories N.V. (a) (b)	5,425	454,778
Transocean, Inc. (a)	5,600	457,520
		1,965,535

Financials (8.4%)
Affiliated Managers Group, Inc. (a) (b)	3,950	427,983
AllianceBernstein Holding L.P.	6,000	531,000
Amvescap PLC, ADR (b)	11,800	260,780
Chicago Mercantile Exchange Holdings, Inc. (b)	790	420,643
IntercontinentalExchange, Inc. (a) (b)	2,525	308,580
NYSE Euronext (a)	2,925	274,219
		2,223,205

Health Care (13.0%)
Allscripts Healthcare Solution, Inc. (a) (b)	9,800	262,738
Celgene Corp. (a) (b)	10,025	525,912
Cerner Corp. (a) (b)	8,450	460,102
Hologic, Inc. (a) (b)	10,350	596,574
Psychiatric Solutions, Inc. (a) (b)	13,400	540,154
ResMed, Inc. (a) (b)	6,825	343,775
Respironics, Inc. (a)	7,500	314,925
Thermo Fisher Scientific, Inc. (a)	7,900	369,325
		3,413,505

Industrials (11.4%)
BE Aerospace, Inc. (a) (b)	22,550	714,835
Chicago Bridge & Iron Co. N. V.	15,000	461,250
Corrections Corporation of America (a)	8,625	455,486
Force Protection, Inc. (a) (b)	16,200	303,912
Manitowoc Company, Inc.	7,350	466,946
Precision Castparts Corp. (b)	5,725	595,686
		2,998,115

Information Technology (23.2%)
Activision, Inc. (a) (b)	22,575	427,571

Akamai Technologies, Inc. (a) (b)	9,150	456,768
Amphenol Corp., Class A	6,000	387,420
Cognizant Technology Solutions Corp., Class A (a) (b)	4,975	439,143
Digital River, Inc. (a) (b)	6,850	378,463
Google, Inc. (a)	875	400,890
MEMC Electronic Materials, Inc. (a)	8,675	525,531
MICROS Systems, Inc. (a) (b)	9,200	496,707
Network Appliance, Inc. (a)	11,900	434,588
Polycom, Inc. (a) (b)	14,250	474,952
SunPower Corp., Class A (a) (b)	9,600	436,800
THQ Inc. (a)	11,650	398,314
Varian Semiconductor Equipment Associates, Inc. (a) (b)	9,375	500,437
Verifone Holdings, Inc. (a) (b)	10,000	367,300
		6,124,884

Materials (5.0%)
Airgas, Inc.	8,000	337,200
Companhia Vale do Rio Doce, ADR (b)	10,650	393,944
Titanium Metals Corp. (a)	16,200	581,256
		1,312,400

Telecommunication Services (6.8%)
American Tower Corp., Class A (a)	10,700	416,765
NeuStar, Inc., Class A (a)	9,250	263,070
NII Holdings, Inc. (a) (b)	7,075	524,824
Time Warner Telecom, Inc. (a) (b)	28,400	589,868
		1,794,527

Utilities (1.7%)
Allegheny Energy, Inc. (a)	9,200	452,088
Total Common Stocks (Cost $20,415,195)		26,072,653

Repurchase Agreement (0.9%)
U.S. Bank, N.A., 5.05%, dated 3/30/07,	$240,547	240,547
maturing 4/2/07, with a maturity value of $240,648
(Collateralized fully by U.S. Government Agencies)
Total Repurchase Agreement (Cost $240,547)		240,547

Securities Held as Collateral for Securities on Loan (49.8%)
Pool of Various Securities for BB&T	13,102,387	13,102,387
VIF - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $13,102,387)		13,102,387

Total Investments (Cost $33,758,129) - (149.7%)		$39,415,587

Percentages indicated are based on net assets of $26,335,552.

See footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

		Fair
	Shares	Value

Affiliated Investment Companies (100.1%)
BB&T Equity Index Fund, Class A	217,131	$2,069,259
BB&T International Equity Fund, Institutional Class	219,798	2,756,266
BB&T Large Cap Fund, Institutional Class	451,095	8,223,459
BB&T Mid Cap Growth Fund, Institutional Class	111,409	1,446,090
BB&T Mid Cap Value Fund, Institutional Class	147,854	2,160,154
BB&T Small Cap Fund, Institutional Class	99,235	1,573,872
BB&T U.S. Treasury Money Market Fund, Institutional Class	505,432	505,432
Total Affiliated Investment Companies (Cost $16,580,438)		18,734,532

Total Investments (Cost $16,580,438) - (100.1%)		$18,734,532

Percentages indicated are based on net assets of $18,706,900.

See footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

	Shares
	or
	Principal	Fair
	Amount	Value
Common Stocks (96.2%)
Consumer Discretionary (10.4%)
Comcast Corp., Class A (a) (b)	27,900	$724,005
News Corp., Class A	28,800	665,856
XM Satellite Radio Holdings, Inc., Class A (a)	53,000	684,760
YUM! Brands, Inc. (b)	9,900	571,824
		2,646,445

Consumer Staples (5.3%)
Costco Wholesale Corp. (b)	8,000	430,720
Smithfield Foods, Inc. (a) (b)	30,990	928,151
		1,358,871

Energy (16.5%)
Apache Corp. (b)	10,600	749,420
CONSOL Energy, Inc.	26,000	1,017,380
Nabors Industries Ltd. (a) (b)	22,000	652,740
Noble Corp.	10,600	834,008
Weatherford International, Ltd. (a) (b)	20,600	929,060
		4,182,608

Financials (7.2%)
Markel Corp. (a)	1,100	533,313
SLM Corp.	19,600	801,640
Wells Fargo & Co.	14,300	492,349
		1,827,302

Health Care (18.0%)
Amgen, Inc. (a)	13,470	752,704
C.R. Bard, Inc. (b)	6,050	481,036
Coventry Health Care, Inc. (a)	8,100	454,005
McKesson Corp. (b)	16,500	965,910
MedCath Corp. (a) (b)	8,638	235,817
Teva Pharmaceutical Industries, Ltd., ADR (b)	27,000	1,010,610
UnitedHealth Group, Inc.	12,500	662,125
		4,562,207

Industrials (8.2%)
J.B. Hunt Transport Services, Inc.	25,000	656,000
L-3 Communications Holdings, Inc.	8,000	699,760
Southwest Airlines Co. (b)	49,500	727,650
		2,083,410

Information Technology (19.5%)
Activision, Inc. (a) (b)	21,600	409,104
ARM Holdings PLC, ADR (b)	98,868	776,114
Checkfree Corp. (a) (b)	20,500	760,345
Corning, Inc. (a) (b)	41,000	932,339
Fair Issac Corp.	13,200	510,576
Symantec Corp. (a) (b)	37,450	647,885
Yahoo!, Inc. (a) (b)	29,200	913,668
		4,950,031

Materials (11.1%)
Aracruz Celulose SA, ADR (b)	22,000	1,154,340
Dow Chemical Co. (The)	17,400	797,964
Nalco Holdings Co.	35,930	858,727
		2,811,031
Total Common Stocks (Cost $19,773,896)		24,421,905

Repurchase Agreement (4.1%)
U.S. Bank, N.A., 5.05%, dated 3/30/07,	$1,042,432	1,042,432
maturing 4/2/07, with a maturity value of $1,402,871
(Collateralized fully by U.S. Government Agencies)
Total Repurchase Agreement (Cost $1,042,432)		1,042,432

Securities Held as Collateral for Securities on Loan (41.9%)
Pool of Various Securities for BB&T	10,623,364	10,623,364
VIF - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $10,623,364)		10,623,364

Total Investments (Cost $31,439,692) - (142.2%)		$36,087,701

Percentages indicated are based on net assets of $25,375,395.

See footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds (30.1%)
Aerospace & Defense (0.8%)
Goodrich (BF) Co., 6.29%, 7/1/16	$60,000	$62,949

Airlines (0.5%)
Southwest Airlines Co., 5.25%, 10/1/14	44,000	42,569

Banking & Financial Services (20.2%)
American Express Credit Account Master	105,000	105,140
Trust, 5.43%, 10/15/10, Series 2003-2, Class A
American Express Credit Account Master	28,000	27,960
Trust, 5.32%, 3/15/11
Bank of America Commercial Mortgage,	25,000	24,255
Inc., 4.81%, 12/10/42, Series 2004-6, Class A5
Bank of America Corp., 5.39%, 2/10/14,	37,000	37,220
Series 2006-5, Class A3
Bank of America Corp., 5.625%, 10/14/16	34,000	34,453
Capital One Financial Corp., 5.50%, 6/1/15	32,000	31,560
Centex Home Equity, 4.64%, 6/25/35,	52,000	50,763
Series 2005-C, Class AF6
Chase Credit Card Master Trust, 5.43%,	34,000	34,052
10/15/10, Series 2003-3, Class A
Chase Funding Mortgage Loan	98,000	97,784
Asset-Backed, 5.42%, 5/25/33, Series
2003-4, Class 1A5
CitiBank Credit Card Issuance Trust,	58,000	58,058
5.46%, 1/15/10, Series 2003-A1, Class A1
CitiGroup/Deutsche Bank Commercial	125,000	127,157
Mortgage Trust, 5.61%, 10/15/48, Series
2006-CD3, Class A3
Citigroup\ Deutsche Bank Commercial	70,000	69,858
Mortgage Trust, 5.29%, 12/11/49, Series
2007-CD4, Class A3
Countrywide Asset-Backed Certificates,	102,037	102,378
5.70%, 8/25/34, Series 2004-3, Class 3A3
Countrywide Asset-Backed Certificates,	73,296	73,332
5.53%, 10/25/35, Series 2005-4, Class 3AV2
Countrywide Asset-Backed Certificates,	63,000	63,630
6.05%, 9/25/46, Series 2006-11, Class 1AF3
CS First Boston Mortgage Securities	40,000	39,698
Corp., 5.10%, 8/15/38, Series 2005-C5, Class AAB
ERP Operating LP, 5.125%, 3/15/16	28,000	27,307
Gatx Financial Corp., 5.125%, 4/15/10	55,000	54,771
General Electric Capital Commercial	88,000	85,490
Mortgage Corp., 3.915%, 11/10/38,
Series 2004-C1, Class A2
Goldman Sachs Group, Inc., 5.125%, 1/15/15	52,000	50,633
JPMorgan Chase Commercial Mortgage	44,000	44,605
Securities, 5.58%, 5/12/45, Series
2006-CB16 Class A3B
Lehman Brothers Holdings, Inc., 4.80%,	40,000	38,461
3/13/14, MTN, Series G
Merrill Lynch & Co., 5.45%, 7/15/14	22,000	22,025
Merrill Lynch/Countrywide Commercial	28,000	28,159

Mortgage, 5.39%, 7/12/46
Residential Asset Mortgage Products,	147,000	147,030
Inc., 5.58%, 11/25/35, Series 2005-RZ4, Class A2
Wachovia Bank Commercial Mortgage	70,000	69,722
Trust, 5.17%, 12/15/43, Series 2007-C30, Class A2
Wells Fargo Co., 5.30%, 8/26/11	60,000	60,468
		1,605,969
Correctional Institutions (0.4%)
Corrections Corp. of America, 6.25%,	29,000	29,000
3/15/13, Callable 03/15/2009 @ 103.125

Energy (1.5%)
Anadarko Petroleum Corp., 6.45%, 9/15/36	70,000	69,268
Teco Energy, Inc., 7.50%, 6/15/10	45,000	47,700
		116,968

Health Care (1.3%)
Cardinal Health, Inc., 4.00%, 6/15/15	78,000	69,407
Ventas Realty LP/Capital Corp., 6.75%, 4/1/17	35,000	36,225
		105,632

Information Technology (2.3%)
Cisco Systems, Inc., 5.50%, 2/22/16	28,000	28,194
Electric Data Systems, 6.50%, 8/1/13, Series B	55,000	56,190
Hewlett-Packard Co., 5.40%, 3/1/17	10,000	9,939
Oracle Corp., 5.00%, 1/15/11	54,000	53,801
Oracle Corp., 5.25%, 1/15/16	35,000	34,514
		182,638
Telecommunications (1.3%)
Cingular Wireless Services, 8.125%, 5/1/12	94,000	105,813

Utilities (1.8%)
FirstEnergy Corp., 6.45%, 11/15/11	88,000	92,238
General Electric Capital Corp., 5.00%, 1/8/16	31,000	30,303
Ohio Power Co., 6.00%, 6/1/16	24,000	24,887
		147,428
Total Corporate Bonds (Cost $2,396,273)		2,398,966

Mortgage-Backed Securities (38.9%)
Federal Home Loan Mortgage Corp. (15.6%)
6.00%, 10/1/19, Pool # G11679	147,090	149,532
5.50%, 11/1/20, Pool # J02711	22,325	22,371
5.00%, 9/1/21, Pool # 10350 (c)	24,000	23,190
5.50%, 9/1/21, Pool # 9340 (c)	70,000	70,131
5.50%, 10/1/21, Pool # G12425	57,615	57,737
5.50%, 11/1/21, Pool # G12454	66,525	66,661
5.00%, 1/1/22, Pool # J04202	69,576	68,610
5.50%, 2/1/35, Pool # 21110 (c)	110,000	108,831
4.50%, 6/1/35, Pool # G01842	43,831	41,220
5.50%, 7/1/35, Pool # A36540	39,036	38,667
6.00%, 7/1/35, Pool # A36304	23,466	23,655
5.50%, 12/1/35, Pool # A40359	22,704	22,489
5.50%, 2/1/36, Pool # G08111	70,784	70,044
5.50%, 4/1/36, Pool # A44445	53,308	52,751
5.92%, 7/1/36, Pool # 1G2448	35,727	35,921
5.85%, 8/1/36, Pool # 1G1094	45,432	45,620
5.87%, 8/1/36, Pool # 1B7116	51,664	51,984
5.76%, 10/1/36, Pool # 1H1350	94,193	94,794
6.00%, 12/1/36, Pool # 12436	69,935	70,454
5.85%, 1/1/37, Pool # 1G1438	59,977	60,576
6.00%, 4/1/37, Pool # A58853	70,000	70,563
		1,245,801

Federal National Mortgage Assoc. (19.6%)
4.50%, 10/1/18, Pool # 752030	28,028	27,131
5.50%, 11/1/20, Pool # 843972	17,808	17,850
5.50%, 12/1/20, Pool # 831138	24,364	24,422
5.50%, 5/1/21, Pool # 895628	53,450	53,576
5.50%, 6/1/21, Pool # 831526	73,542	73,729
5.00%, 10/1/25, Pool # 255894	60,940	59,410
5.50%, 2/1/27, Pool # 25600	69,495	69,139
5.50%, 1/1/34, Pool # 757571	285,525	282,525
6.00%, 9/1/34, Pool # 790912	66,175	66,842
6.50%, 9/1/34, Pool # 796569	67,208	68,560
7.00%, 6/1/35, Pool # 255820	45,053	46,471
5.00%, 9/1/35, Pool # 757857	31,862	30,780
5.50%, 2/1/36, Pool #256101	30,450	30,162
5.62%, 5/1/36, Pool # 871259	40,604	40,734
5.44%, 6/1/36, Pool # 905183	51,522	51,711
5.93%, 8/1/36, Pool # 900502	50,714	51,004
5.00%, 10/25/36, Pool # 12111 (c)	70,000	69,016
5.00%, 10/25/36, Pool # 16775 (c)	183,000	176,768
5.50%, 12/1/36, Pool # 922224	74,904	74,123
5.00%, 1/1/37, Pool # 6335	139,807	135,072
6.00%, 1/1/37, Pool # 906095	70,000	70,519
6.00%, 10/25/36, Pool # 44588 (c)	45,000	45,323
		1,564,867

Government National Mortgage Assoc. (3.7%)
5.00%, 4/15/36 (c)	300,000	291,844
Total Mortgage-Backed Securities (Cost $3,112,480)		3,102,512

U.S. Treasury Notes (19.1%)
4.625%, 12/31/11 (b)	165,000	165,548
2.00%, 1/15/14	79,000	85,698
4.00%, 2/15/14 (b)	380,000	366,581
4.25%, 8/15/14 (b)	190,000	185,732
2.00%, 1/15/16	65,000	65,267
5.125%, 5/15/16 (b)	110,000	113,734
4.875%, 8/15/16 (b)	290,000	294,599
7.50%, 11/15/16	205,000	249,131
Total U.S. Treasury Notes (Cost $1,524,739)		1,526,290

U.S. Government Agencies (13.3%)
Federal Home Loan Bank (1.2%)
5.25%, 9/13/13	65,000	66,229
5.375%, 5/18/16	25,000	25,687
		91,916

Federal Home Loan Mortgage Corp. (3.0%)
4.50%, 6/15/10, Callable 6/15/07 @ 100 Series MTN	36,000	35,463
4.875%, 11/15/13 (b)	100,000	99,769
5.50%, 7/15/16, Series 3061 Class VU	51,571	52,196
5.00%, 8/15/31, Series 3025 Class AB	50,823	50,330
		237,758

Federal National Mortgage Assoc. (9.1%)
4.73%, 4/8/11 (b)	45,000	44,397
6.00%, 5/15/11 (b)	205,000	213,754
6.125%, 3/15/12 (b)	115,000	121,336
5.50%, 11/25/16, Series 2005-120 Class VA	81,660	82,189
4.875%, 12/15/16 (b)	68,000	67,252
4.00%, 1/25/18, Series 2003-35 Class NA	41,838	40,265
5.00%, 5/25/22, Series 2003-79 Class NX	120,835	119,816

5.50%, 10/25/24, Series 2006-18, Class CA	46,117	46,307
		735,316
Total U.S. Government Agencies (Cost $1,053,353)		1,064,990

Municipal Bonds (2.6%)
California (0.8%)
Fresno County, CA, Pension	65,000	62,106
Obligation, Series A, 4.20%, 8/15/13, FGIC

Florida (0.9%)
Gainesville, FL, Post Employment	10,000	9,782
Benefits Obligation, 4.68%, 10/1/13
Gainesville, FL, Post Employment	36,000	35,071
Benefits Obligation, 4.71%, 10/1/14
Palm Beach County, FL, 5.735%, 6/1/12	13,000	13,390
Palm Beach County, FL, 5.78%, 6/1/13	13,000	13,456
		71,699

Illinois (0.4%)
Chicago, IL, Series B, 5.25%, 1/1/12, XLCA	30,000	30,223

Texas (0.5%)
Brownsville, TX, Utility System, Series B, 4.92%, 9/1/14, AMBAC	44,000	43,453
Total Municipal Bonds (Cost $204,495)		207,481

Repurchase Agreement (5.6%)
U.S. Bank N.A., 5.05%, dated 3/30/07, maturing 4/2/07, with a maturity value of $450,315 (Collateralized fully by U.S. Government Agencies)	450,126	450,126
Total Repurchase Agreement (Cost $450,126)		450,126

Securities Held as Collateral for Securities on Loan (18.1%)
Pool of Various Securities for BB&T	1,444,478	1,444,478
VIF - Note 2 - Security Loans
Total Securities Held as Collateral for Securities on Loan (Cost $1,444,478)		1,444,478

Total Investments (Cost $10,185,944) - (127.7%)		$10,194,843

Percentages indicated are based on net assets of $7,982,027.

See footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

Footnote legend to Schedules of Portfolio Investments

March 31, 2007 (Unaudited)

(a) Represents non-income producing security.

(b) Represents that all or a portion of the security was on loan as of March 31, 2007.

(c) Represents a security purchased on a when-issued basis. At March 31, 2007, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $788,088.

(d) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

*                 The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of maket rates. The reflected rate is the rate in effect as of March 31, 2007. The maturity date reflected is the final maturity date.

ADR - American Depository Receipt.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

MTN - Medium Term Note.

XLCA - Insured by XL Capital Assurance.

BB&T Variable Insurance Funds

Notes to Schedule of Portfolio Investments

March 31, 2007 (Unaudited)

1.  Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedule of Portfolio Investments (the “Schedules”). The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Mutual Funds”). The Fund of Funds purchases shares of the Underlying Mutual Funds at net asset value and without sales charge.

Securities Valuation—Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. At March 31, 2007 there were no fair valued prices in the Funds.

Securities Transactions—During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period.

When-Issued Securities—The Funds, may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the funds commencing with the date the funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements—The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Option Contracts—The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in call options during the quarter ended March 31, 2007:

Covered Call Options	Shares Subject to Contract	Premiums

Balance at beginning of period	155	$39,022
Options written	630	32,759
Options closed
Options expired	(155)	(39,022)
Options exercised
Balance at end of period	630	$32,759

The BB&T Special Opportunities Equity VIF had options outstanding as of March 31, 2007:

Security	Shares Subject to Contract	Fair Value

J.B. Hunt Transport Services, Inc., $30.00, 5/19/07	100	$1,500
XM Satellite Radio Holdings, Inc., $20.00, 4/21/07	530	2,650
	630	$4,150

Security Loans - To generate additional income, the Funds may lend up to 33  1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled and at March 31, 2007 was invested in commercial paper, corporate bonds, mutual funds, and repurchase agreements (with interest rates ranging from 5.26% to 5.60% and maturity dates ranging from April 2007 through August 2042). These investments are managed by U.S. Bank National Association. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of March 31, 2007, the following Funds had loans outstanding:

			Average Value on Loan
	Value of	Value of	for the period ended
	Loaned Securities	Collateral	March 31, 2007
BB&T Large Cap VIF	$17,944,313	$18,602,713	$16,907,684
BB&T Mid Cap Growth VIF	12,684,141	13,102,387	10,060,473
BB&T Special Opportunities Equity VIF	10,276,517	10,623,364	7,531,238
BB&T Total Return Bond VIF	1,415,167	1,444,478	1,100,037

3.              Federal Income Tax Information:

At March 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BB&T Large Cap VIF	$104,511,425	$17,198,992	$(997,078)	$16,201,914
BB&T Mid Cap Growth VIF	33,775,246	5,896,463	(256,122)	5,640,341
BB&T Capital Manager Equity VIF	16,580,438	2,154,094	—	2,154,094
BB&T Special Opportunities Equity VIF	31,446,853	4,867,880	(227,032)	4,640,848
BB&T Total Return Bond VIF	10,197,939	38,085	(41,181)	(3,096)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/Andrew J. McNally
Andrew J. McNally, Treasurer
(Principal Financial Officer)

Date	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(Principal Executive Officer)

Date	May 30, 2007

By (Signature and Title)*	/s/Andrew J. McNally
Andrew J. McNally, Treasurer
(Principal Financial Officer)

Date	May 30, 2007

* Print the name and title of each signing officer under his or her signature.